May 01, 2019

AXA PREMIER VIP TRUST

SUPPLEMENT DATED MARCH 16, 2020, TO THE SUMMARY PROSPECTUSES AND PROSPECTUS DATED MAY 1, 2019, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus dated May 1, 2019, as supplemented, of AXA Premier VIP Trust (“Trust”). You should read this Supplement in connection with the Summary Prospectuses and Prospectus and retain it for future reference. You may obtain an additional copy of a Summary Prospectus or the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to address recent events, including the COVID-19 outbreak, that are impacting the securities markets and to update information about market risk.

Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy. An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment. These impacts also have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Health crises caused by viral or bacterial outbreaks, such as the COVID-19 outbreak, may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Portfolio invests, which in turn could negatively impact the Portfolio’s performance and cause losses on your investment in the Portfolio.